Debt, textuals 2(Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Compensating Balance, Amount	$ 17,000	$ 15,000
[BremerLandesbankLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Oct. 22, 2009
Debt Instrument, Face Amount	40,000
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payments	40 quarterly installments
Debt Instrument, Periodic Payment, Principal	900
Debt Instrument, Baloon Payment	4,000
Debt Instrument, Maturity Date	Nov. 12, 2019
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.15%
Debt Instrument, Priority	first preferred ship mortgage on the vessel "Houston"
Compensating Balance, Amount	715	721
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends from the earnings of the vessel following the occurrence of an event of default.
[DeutscheBankAgLoanFacilityMember] | [BikiniShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Oct. 08, 2009
Debt Instrument, Face Amount	40,000
Percentage Of Borrowings To Market Value	80.00%
Debt Instrument Number Of Periodic Payment	19
Debt Instrument, Frequency of Periodic Payments	19 quarterly installments
Debt Instrument, Periodic Payment, Principal	600
Debt Instrument, Baloon Payment	28,600
Debt Instrument, Maturity Date	Mar. 10, 2015
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.40%
Debt Instrument, Priority	first preferred ship mortgage on the vessel "New York" and second preferred mortgages on the vessels "Myrto" and "Maia"
Compensating Balance, Description	minimum liquidity of $400 for the borrower, average cash balance of $10,000 for the guarantor
Compensating Balance, Amount	10,000
Borrower Minimum Liquidity	400
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends which would result in a breach of financial covenants or if an event of default has occurred and is continuing.
[DeutscheBankAgLoanFacilityMember] | [TuvaluAndJabatMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 18, 2013
Debt Instrument, Face Amount	18,000
Debt Instrument Term	5 years
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payments	20 quarterly installments
Debt Instrument, Periodic Payment, Principal	375
Debt Instrument, Baloon Payment	10,500
Debt Instrument, Maturity Date	Jun. 20, 2018
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	3.00%
Debt Issuance Costs	225
Debt Instrument, Fee Amount	5
Debt Instrument, Payment Terms	commensing 3 months after the drawdown date
Debt Instrument, Priority	first preferred mortgages on the vessels "Myrto" and "Maia" cross-collaterilized with a second preferred mortgage on "New York"
Compensating Balance, Description	minimum liquidity of $500 for each borrower and $500 for each vessel owned by the guarantor
Borrower Minimum Liquidity	500
Minimum liquidity per vessel owned by the guarantor	500
Debt Instrument, Restrictive Covenants	The borrowers are not permited to pay any dividends that would result in breach of financial covenants or if an event of default has occurred and is continuing, unremedied and unwaived.
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [LaeAndNamuMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Oct. 02, 2010
Debt Instrument, Face Amount	82,600
Proceeds From Issuance Of Debt	72,100
Percentage Of Borrowings To Market Value	70.00%
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.50%
Debt Instrument, Fee Amount	10
Debt Instrument, Payment Terms	Each Bank has the right to demand repayment of the outstanding balance of any advance 72 months after the respective advance drawdown. Such demand shall be subject to written notification to be made no earlier than 54 months and not later than 60 months after the respective drawdown date for that advance.
Debt Instrument, Priority	first preferred ship mortgage on the vessels
Compensating Balance, Description	The loan requires minimum liquidity of $400 at each borrower, an average cash balance of $10,000 for the guarantor
Compensating Balance, Amount	10,000
Borrower Minimum Liquidity	400
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends, that would result to an event of default or if an event of default has occurred and is continuing.
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [LaeShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payments	40 quarterly installments
Debt Instrument, Periodic Payment, Principal	628
Debt Instrument, Baloon Payment	12,330
Debt Instrument, Maturity Date	Feb. 15, 2022
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [NamuShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payments	40 quarterly installments
Debt Instrument, Periodic Payment, Principal	581
Debt Instrument, Baloon Payment	11,410
Debt Instrument, Maturity Date	May 18, 2022
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [ErikubAndWothoMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 24, 2013
Percentage Of Borrowings To Market Value	60.00%
Debt Instrument Term	5 years
Debt Instrument, Maturity Date	Mar. 31, 2019
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	3.00%
Debt instrument, commitment fees	a commitment fee of 0.4% on the undrawn amount to be provided by DnB, amounting to $6,000
Debt Issuance Costs	177
Debt Instrument, Fee Amount	10
Commitment Fee Percentage	0.20%
Debt Instrument, Priority	first preferred or statutory cross collaterilized ship mortgages on the vessels
Compensating Balance, Description	The loan requires minimum liquidity of $200 for each borrower and $500 for each vessel owned by the guarantor
Borrower Minimum Liquidity	200
Minimum liquidity per vessel owned by the guarantor	500
Debt Instrument, Restrictive Covenants	The borrowers are not permitted to pay any dividends that would result in an event of default or would occur as a result thereof.
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [ErikubShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	15,000
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payments	20 quarterly installments
Debt Instrument, Periodic Payment, Principal	250
Debt Instrument, Baloon Payment	10,000
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember] | [WothoShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	15,000
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payments	20 quarterly installments
Debt Instrument, Periodic Payment, Principal	250
Debt Instrument, Baloon Payment	10,000
[CreditAgricoleCorporateAndInvestmentBankMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Sep. 13, 2011
Debt Instrument, Face Amount	15,000
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payments	20 semiannual installments
Debt Instrument, Periodic Payment, Principal	500
Debt Instrument, Baloon Payment	5,000
Debt Instrument, Maturity Date	Sep. 15, 2021
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Debt Instrument, Priority	first priority mortgage on the vessel "Arethusa"
Compensating Balance, Description	Minimum cash of $10,000 to be held by DSI and $500 to be held by Bikar and/or the guarantor
Compensating Balance, Amount	10,000
Borrower Minimum Liquidity	500
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends, that would result to an event of default or if an event of default has occurred and is continuing.
[CreditAgricoleCorporateAndInvestmentBankMember] | [MaximumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	2.50%
[CreditAgricoleCorporateAndInvestmentBankMember] | [MinimumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	1.00%
[NordeaBankFinlandPlcLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Priority	first priority or first preferred mortgage on the vessels
Compensating Balance, Description	Minimum liquidity of $500 per vessel owned by the guarantor
Minimum liquidity per vessel owned by the guarantor	500
Debt Instrument, Restrictive Covenants	The Company is not permitted to pay any dividends, that would result to an event of default or if an event of default has occurred and is continuing.
[NordeaBankFinlandPlcLoanFacilityMember] | [JemoShippingCompanyIncMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb. 07, 2012
Debt Instrument, Face Amount	16,125
Debt Instrument Term	5 years
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payments	20 quarterly installments
Debt Instrument, Periodic Payment, Principal	252
Debt Instrument, Baloon Payment	11,085
Debt Instrument, Maturity Date	Feb. 07, 2017
[NordeaBankFinlandPlcLoanFacilityMember] | [JemoAndMandaringinaMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 21, 2012
Debt Instrument, Face Amount	26,450
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.50%
[NordeaBankFinlandPlcLoanFacilityMember] | [MandaringinaIncMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	10,325
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payments	20 quarterly installments
Debt Instrument, Periodic Payment, Principal	235
Debt Instrument, Baloon Payment	5,625
Debt Instrument, Maturity Date	May 07, 2017
[NordeaBankFinlandPlcLoanFacilityMember] | [PalauAndGuamMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Dec. 20, 2012
Debt Instrument, Face Amount	20,000
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payments	20 quarterly installments
Debt Instrument, Periodic Payment, Principal	312
Debt Instrument, Baloon Payment	$ 13,760
Debt Instrument, Maturity Date	Dec. 21, 2017
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin
Loan Margin Percentage	2.90%